Staff costs - Deferred multiyear objectives variable plan (Details) € in Millions	12 Months Ended		60 Months Ended
	Dec. 31, 2019 EUR (€) company item	Dec. 31, 2017 period	Dec. 31, 2015
Share-based payment arrangement
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Bonus paid in cash - (as a percent)	50.00%
Bonus paid in shares - (as a percent)	50.00%
Number of trading sessions | period		15
Immediate payment percentage		40.00%
Deferred percentage	60.00%		60.00%
Variable Remuneration or bonus deferral period	5 years	5 years	5 years
Number of credit institutions included in reference group | company	17
Deferred Multiyear Objectives Variable Remuneration Plan First Cycle 2016 [Member]
Share-based payment arrangement
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Deferred Multiyear Objectives Variable Remuneration Plan Second And Third Cycles [Member]
Share-based payment arrangement
Number of credit institutions included in reference group | item	17
Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount | Deferred Multiyear Objectives Variable Remuneration Plan First Cycle 2016 [Member]
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount | Deferred Multiyear Objectives Variable Remuneration Plan First Cycle 2016 [Member]
Share-based payment arrangement
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Variable Remuneration or bonus deferral period	5 years
Percentage of capital necessary	1.00%
Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount | Deferred Multiyear Objectives Variable Remuneration Plan First Cycle 2016 [Member] | Minimum
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount | Deferred Multiyear Objectives Variable Remuneration Plan First Cycle 2016 [Member] | Maximum
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Other Beneficiaries | Deferred Multiyear Objectives Variable Remuneration Plan First Cycle 2016 [Member]
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years